Dear Policyowner:

After several years of strong returns, the U.S. stock market retreated in 2000. The technology sector was hit especially hard, resulting in a 39% decline in the tech-heavy NASDAQ Composite index. Bonds generally outperformed stocks in 2000, something not seen in several years. High yield bonds did not do well, however, as increasing concerns about defaults offset the Treasury bond-led decline in intermediate and longer-term interest rates.

International stock markets began the year on a positive note, but then generally retreated. Returns to U. S. investors were further reduced by the strong dollar. High energy prices and slowing growth worldwide caused many emerging markets to be particularly hard hit.

Overall, this very challenging year provided a timely reminder that investing involves short-term risks that must be weathered to "earn" the potentially very favorable long-term returns. Results in the subaccounts of the CUNA Mutual Life Variable Account generally reflected the challenges described, but the core U.
S. stock funds in particular benefited significantly from their value-oriented investment approach. As you will see in the Management's Discussions of each fund, these core funds significantly out-performed the popular stock market indexes.

The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

              Percent Increase in Unit Value from December 31, 1999
                           through December 31, 2000

------------------------------- -------------- ------------- ----------------------------- ------------- -------------
                                Type I Units     Type II                                   Type I Units    Type II
Subaccount                                        Units               Subaccount                            Units
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Money Market                           5.1%          5.0%     International Stock              -18.5%        -18.6%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Bond                                   7.2%          7.2%     Global Governments                 4.0%          3.9%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Balanced                               2.9%          3.0%     Emerging Growth                  -20.3%        -20.4%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Growth and Income Stock               -0.1%         -0.1%     High Income                         n/a         -4.7%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Capital Appreciation Stock             3.4%          3.4%     Developing Markets                  n/a        -32.7%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Mid-Cap Stock                           n/a         22.8%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

     Statements of Assets and Liabilities.......... page 2
     Statements of Operations...................... page 4
     Statements of Changes in Net Assets........... page 7
     Notes to Financial Statements................. page 10
     Report of Independent Accountants............. page 17

The remaining sections of this booklet contain the annual reports and managers' discussions for: (1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) Global Governments SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds (VUL II only); and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only).

Thank you for choosing our variable universal life product to meet your life insurance and long term asset accumulation goals. We appreciate the trust and confidence you place in our company. We are working hard to continue to serve your needs. Thank you for giving us that opportunity.

Sincerely,


/s/Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2000

                                                                                                                        Capital

                                          Money                                                    Growth and        Appreciation
                                         Market               Bond              Balanced          Income Stock           Stock
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   7,324,893 shares at net asset
   value of $1.00 per share
   (cost $7,324,893)                    $7,324,893         $        --       $         --       $          --        $         --

Bond Fund,
   411,407 shares at net asset
   value of $10.15 per share
   (cost $4,269,359)                            --           4,177,196                 --                  --                  --

Balanced Fund,
   3,878,284 shares at net asset
   value of $20.45 per share
   (cost $60,239,910)                           --                  --         79,307,881                  --                  --

Growth and Income Stock Fund,
   3,141,759 shares at net asset
   value of $33.41 per share
   (cost $70,119,363)                           --                  --                 --         104,973,049

Capital Appreciation Stock Fund,
   1,883,824 shares at net asset
   value of $26.39 per share
   (cost $33,612,489)                           --                  --                 --                  --          49,720,419
                                        ----------          ----------        -----------         -----------         -----------
     Total assets                        7,324,893           4,177,196         79,307,881         104,973,049          49,720,419
                                        ----------          ----------        -----------         -----------         -----------

Liabilities:
Accrued adverse mortality and
   expense charges                           5,134               2,970             56,340              74,042              35,331
                                        ----------          ----------        -----------         -----------         -----------
     Total liabilities                       5,134               2,970             56,340              74,042              35,331
                                        ----------          ----------        -----------         -----------         -----------
     Net assets                         $7,319,759          $4,174,226        $79,251,541        $104,899,007         $49,685,088
                                        ==========          ==========        ===========         ===========         ===========

Policyowners Equity:
    Net Assets: Type 1                  $3,919,922         $4,022,613        $77,147,784        $101,650,022         $47,823,905
    Outstanding units: Type 1 (note 5)     186,629            135,177          1,518,716           1,240,154           1,462,722
    Net asset value per unit: Type 1        $21.00             $29.76              $50.80             $81.96              $32.70
                                        ==========          ==========        ===========         ===========         ===========

    Net Assets: Type 2                  $3,399,837           $151,613         $2,103,757          $3,248,985          $1,861,183
    Outstanding units: Type 2 (note 5)     323,794             14,143            202,479             322,640             173,456
    Net asset value per unit: Type 2        $10.50             $10.72             $10.39              $10.07              $10.73
                                        ==========          ==========        ===========         ===========         ===========


See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                December 31, 2000

                                         Mid-Cap       International      Global          Emerging          High          Developing
                                          Stock            Stock        Governments        Growth          Income           Markets
Assets:                                Subaccount       Subaccount      Subaccount       Subaccount      Subaccount       Subaccount
Investments in Ultra Series Fund:
   (note 2)

Mid-Cap Stock Fund,
   52,173 shares at net asset
   value of $13.77 per share
   (cost $659,446)                        $718,453    $         --       $       --   $          --       $       --       $     --

Investments in T. Rowe Price
International Series, Inc.:
   International Stock Portfolio,
   611,600 shares at net asset
   value of $15.07 per share
   (cost $8,888,023)                            --       9,216,815               --              --               --             --

Investments in MFS(R) Variable Insurance TrustSM:

   Global Governments Series,
   62,939 shares at net asset
   value of $10.01 per share
   (cost $640,337)                              --              --          630,022              --               --             --

Investments in MFS(R) Variable Insurance TrustSM:

   Emerging Growth Series,
   559,838 shares at net asset
   value of $28.84 per share
   (cost $13,537,569)                           --              --               --      16,145,730               --             --

Investments in Oppenheimer
Variable Account Funds:

   High Income Fund/VA,
   11,046 shares at net asset
   value of $9.27 per share
   (cost $103,033)                              --              --               --              --          102,392             --

Investments in Franklin Templeton
Variable Insurance Products Trust:
   Developing Markets Securities,
   15,414 shares at net asset value
   of $5.22 per share (cost $89,078)          --              --               --              --               --          80,461
                                       ----------      ----------       ----------      ----------        ---------       ---------
     Total assets                         718,453       9,216,815          630,022      16,145,730          102,392         80,461
                                       ----------      ----------       ----------      ----------        ---------       ---------

Liabilities:
Accrued adverse mortality and
   expense charges                            472           6,524              450          11,488               70             54
                                       ----------      ----------       ----------      ----------        ---------       ---------
     Total liabilities                        472           6,524              450          11,488               70             54
                                       ----------      ----------       ----------      ----------        ---------       ---------
     Net assets                          $717,981      $9,210,291         $629,572     $16,134,242         $102,322        $80,407
                                       ==========      ==========       ==========      ==========        =========       =========

Policyowners Equity:
    Net Assets: Type 1                         --     $8,734,447         $617,104     $14,930,301                --             --
    Outstanding units: Type 1 (note 5)         --        573,250           49,919         658,727                --             --
    Net asset value per unit: Type 1           --         $15.24           $12.36          $22.67                --             --
                                       ==========      ==========       ==========      ==========        =========       =========

    Net Assets: Type 2                  $717,981        $475,844           $12,468     $1,203,941         $102,322         $80,407
    Outstanding units: Type 2 (note 5)    56,283           51,610           1,200         121,365           10,699          11,337
    Net asset value per unit: Type 2      $12.76           $9.22           $10.39           $9.92            $9.56           $7.09
                                       ==========      ==========       ==========      ==========        =========       =========


See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years Ended December 31, 2000, 1999 and 1998

                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Investment income (loss):              2000              1999             1998              2000             1999             1998
  Dividend income                   $304,451          $156,541          $123,985         $332,309          $105,875        $106,291
  Adverse mortality and
   expense charges (note 3)          (45,966)          (29,935)          (22,312)         (14,558)          (16,680)        (15,826)
                                   ---------         ---------         ---------       ----------        ----------       ---------
Net investment income (loss)         258,485           126,606           101,673          317,751            89,195          90,465
                                   ---------         ---------         ---------       ----------        ----------       ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions
   received                               --                --                --               --                --              --
   Proceeds from sale of
   securities                      9,041,724         4,009,628         2,979,908        2,070,440                --              --
   Cost of securities sold        (9,041,724)       (4,009,628)       (2,979,908)      (2,070,440)               --              --
                                   ---------         ---------         ---------       ----------        ----------       ---------
Net realized gain (loss) on
   security transactions                  --                --                --               --                --              --
  Net change in unrealized
   appreciation or depreciation
   on investments                         --                --                --         (170,740)          (49,994)         21,682
                                   ---------         ---------         ---------       ----------        ----------       ---------
Net gain (loss) on investments            --                --                --         (170,740)          (49,994)         21,682
                                   ---------         ---------         ---------       ----------        ----------       ---------
Net increase (decrease) in net
   assets resulting from
   operations                       $258,485          $126,606          $101,673         $147,011           $39,201        $112,147
                                   =========         =========         =========       ==========        ==========       =========


                                                    BOND SUBACCOUNT                                   BALANCED SUBACCOUNT

Investment income (loss):              2000              1999             1998              2000             1999             1998

  Dividend income                   $267,073          $223,032          $196,337       $2,539,793        $1,995,000      $1,934,712
  Adverse mortality and expense
   charges (note 3)                  (34,525)          (34,792)          (30,006)        (709,346)         (675,563)       (577,128)
                                   ---------         ---------         ---------        ---------         ---------       ---------
Net investment income (loss)         232,548           188,240           166,331        1,830,447         1,319,437       1,357,584
                                   ---------         ---------         ---------        ---------         ---------       ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions
   received                               --                57             2,477          422,244         1,743,848           3,744
   Proceeds from sale of
   securities                        748,321           585,790           441,318        8,177,082         6,404,678       4,012,722
   Cost of securities sold          (767,487)         (583,986)         (426,398)      (6,052,432)       (4,654,847)     (3,159,159)
                                   ---------         ---------         ---------        ---------         ---------       ---------
Net realized gain (loss) on
   security transactions             (19,166)            1,861            17,397        2,546,894         3,493,679         857,307
  Net change in unrealized
   appreciation or depreciation
   on investments                     58,875          (197,060)          (14,556)      (2,132,200)        4,544,788       5,340,950
                                   ---------         ---------         ---------        ---------         ---------       ---------
Net gain (loss) on investments        39,709          (195,199)            2,841          414,694         8,038,467       6,198,257
                                   ---------         ---------         ---------        ---------         ---------       ---------
Net increase (decrease) in net
   assets resulting from
   operations                       $272,257           ($6,959)         $169,172       $2,245,141        $9,357,904      $7,555,841
                                   =========         =========         =========        =========         =========       =========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years Ended December 31, 2000, 1999 and 1998

                                          GROWTH AND INCOME STOCK SUBACCOUNT                 CAPITAL APPRECIATION STOCK SUBACCOUNT

Investment income (loss):              2000              1999             1998              2000             1999             1998

Dividend income                   $1,033,586          $916,870          $869,525          $38,004           $33,412         $88,433
 Adverse mortality and expense
 charges (note 3)                   (944,513)         (870,409)         (691,564)        (422,423)         (328,898)       (259,874)
                                    --------         ---------         ---------        ---------          --------        --------
Net investment income (loss)          89,073            46,461           177,961         (384,419)         (295,486)       (171,441)
                                    --------         ---------         ---------        ---------          --------        --------
Realized and  unrealized  gain
  (loss) on  investments:
  Realized  gain (loss) on security
  transactions:

Capital gain distributions received  377,334         6,072,033         3,106,051          493,012         3,266,215         769,968
Proceeds from sale of securities   6,777,413         4,764,654         3,497,748        2,711,862         2,779,984       1,770,807
Cost of securities sold           (4,340,887)       (2,809,713)       (2,160,207)      (1,774,342)       (1,731,081)     (1,192,638)
                                   ---------         ---------         ---------        ---------         ---------       ---------
Net realized gain (loss) on
 security transactions             2,813,860         8,026,974         4,443,592        1,430,532         4,315,118       1,348,137
Net change in unrealized
 appreciation or depreciation on
 investments                      (3,022,365)        6,432,344         7,377,335          428,664         4,111,612       4,151,868
                                  ----------        ----------        ----------        ---------         ---------       ---------
Net gain (loss) on investments      (208,505)       14,459,318        11,820,927        1,859,196         8,426,730       5,500,005
                                  ----------        ----------        ----------        ---------         ---------       ---------
Net increase (decrease) in net
 assets resulting from
 operations                        ($119,432)      $14,505,779       $11,998,888       $1,474,777        $8,131,244      $5,328,564
                                  ==========        ==========        ==========        =========         =========       =========


                                               MID-CAP STOCK SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT

Investment income (loss):              2000              1999*                              2000             1999             1998
  Dividend income                       $885                $1                            $58,791           $30,258         $90,596
  Adverse mortality and expense
charges (note 3)                      (2,249)               (1)                           (84,273)          (58,716)        (47,908)
                                     -------           -------                          ---------         ---------        --------
Net investment income (loss)          (1,364)               --                            (25,482)          (28,458)         42,688
                                     -------           -------                          ---------         ---------        --------
Realized and  unrealized  gain
  (loss) on  investments:
  Realized  gain (loss) on security
  transactions:

Capital gain distributions received       77                78                            282,195            95,097              --
Proceeds from sale of securities     102,647                14                            495,284           648,203         491,409
Cost of securities sold              (98,501)              (14)                          (337,597)         (619,493)       (442,671)
                                     -------           -------                          ---------         ---------        --------
Net realized gain (loss) on
 security transactions                 4,223                78                            439,882           123,807          48,738
Net change in unrealized appreciation
or depreciation on investments        58,894               113                         (2,340,401)        1,926,801         608,851
                                     -------           -------                          ---------         ---------        --------
Net gain (loss) on investments        63,117               191                         (1,900,519)        2,050,608         657,589
                                     -------           -------                          ---------         ---------        --------
Net increase (decrease) in net
 assets resulting from
 operations                          $61,753              $191                        ($1,926,001)       $2,022,150        $700,277
                                     =======           =======                          =========         =========        ========


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years ended December 31, 2000, 1999 and 1998

                                             GLOBAL GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT

Investment income (loss):              2000              1999             1998              2000             1999             1998
Dividend income                      $29,675           $35,810            $8,821       $       --        $       --         $45,309
 Adverse mortality and expense
 charges (note 3)                     (5,498)           (6,651)           (6,487)        (156,570)          (81,732)        (48,583)
                                    --------          --------           -------        ---------          --------        --------
Net investment income (loss)          24,177            29,159             2,334         (156,570)          (81,732)         (3,274)
                                    --------          --------           -------        ---------          --------        --------
Realized and  unrealized  gain
  (loss) on  investments:
  Realized  gain (loss) on security
  transactions:

Capital gain distributions received       --                --                --          921,643                --              --
Proceeds from sale of securities      72,159           289,685            92,387        1,699,368           841,070         448,520
Cost of securities sold              (75,045)         (289,946)          (90,661)      (1,096,592)         (590,062)       (373,845)
                                    --------          --------           -------        ---------          --------        --------
Net realized gain (loss) on
 security transactions                (2,886)             (261)            1,726        1,524,419           251,008          74,675
Net change in unrealized
 appreciation or depreciation
 on investments                        3,290           (57,288)           44,633       (5,430,518)        6,126,859       1,524,641
                                    --------          --------           -------        ---------          --------
Net gain (loss) on investments           404           (57,549)           46,359       (3,906,099)        6,377,867       1,599,316
                                    --------          --------           -------        ---------         ---------       ---------
Net increase (decrease) in net
 assets resulting from
 operations                          $24,581          ($28,390)          $48,693      ($4,062,669)       $6,296,135      $1,596,042
                                    ========          ========           =======        =========         =========       =========


                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):              2000              1999*                              2000             1999*
  Dividend income                       $236         $      --                                $59         $      --
  Adverse mortality and expense
charges (note 3)                        (313)               --                               (369)               --
                                     -------           -------                            -------           -------
Net investment income (loss)             (77)               --                               (310)               --
                                     -------           -------                            -------           -------
Realized and unrealized gain
  (loss) on  investments:
  Realized  gain (loss) on security
  transactions:

Capital gain distributions received       --                --                                 --                --
Proceeds from sale of securities      47,952                --                             42,680                --
Cost of securities sold              (50,050)               --                            (51,281)               --
                                     -------           -------                            -------           -------
Net realized gain (loss) on security
transactions                          (2,098)               --                             (8,601)               --
Net change in unrealized appreciation
or depreciation on investments          (644)                3                             (8,672)               55
                                     -------           -------                            -------           -------
Net gain (loss) on investments        (2,742)                3                            (17,273)               55
                                     -------           -------                            -------           -------
Net increase (decrease) in net
 assets resulting from operations    ($2,819)               $3                           ($17,583)              $55
                                     =======           =======                            =======           =======


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years ended December 31, 2000, 1999 and 1998

                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Operations:                            2000              1999             1998              2000             1999             1998
  Net investment income (loss)      $258,485          $126,606          $101,673         $317,751           $89,195         $90,465
  Net realized gain (loss) on
   security transactions                  --                --                --               --                --              --
  Net change in unrealized
   appreciation
   or depreciation on investments         --                --                --         (170,740)          (49,994)         21,682
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from
    operations                       258,485           126,606           101,673          147,011            39,201         112,147
                                  ----------        ----------        ----------       ----------        ----------      ----------
Capital unit transactions (note 5):

Proceeds from sale of units       13,577,729         5,200,600         4,485,112           23,039           371,536         447,349
  Cost of units repurchased      (10,928,652)       (4,530,276)       (3,592,636)      (2,070,395)         (344,910)       (424,204)
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from
   capital unit transactions       2,649,077           670,324           892,476       (2,047,356)           26,626          23,145
                                  ----------        ----------        ----------       ----------        ----------      ----------
Increase (decrease) in net assets  2,907,562           796,930           994,149       (1,900,345)           65,827         135,292
Net assets:
  Beginning of period              4,412,197         3,615,267         2,621,118        1,900,345         1,834,518       1,699,226
                                  ----------        ----------        ----------       ----------        ----------      ----------
  End of period                   $7,319,759        $4,412,197        $3,615,267      $        --        $1,900,345      $1,834,518
                                  ==========        ==========        ==========       ==========        ==========      ==========


                                                    BOND SUBACCOUNT                                   BALANCED SUBACCOUNT

Operations:                            2000              1999             1998              2000             1999             1998

  Net investment income (loss)      $232,548          $188,240          $166,331       $1,830,447        $1,319,437      $1,357,584
  Net realized gain (loss) on
   security transactions             (19,166)            1,861            17,397        2,546,894         3,493,679         857,307
  Net change in unrealized
   appreciation or depreciation
   on investments                     58,875          (197,060)          (14,556)      (2,132,200)        4,544,788       5,340,950
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from
    operations                       272,257            (6,959)          169,172        2,245,141         9,357,904       7,555,841
                                  ----------        ----------        ----------       ----------        ----------      ----------

Capital unit transactions (note 5):

  Proceeds from sale of units        984,884         1,186,455         1,182,649       12,269,234        14,839,213      10,811,007
  Cost of units repurchased         (960,704)         (918,722)         (772,448)     (14,010,392)      (14,209,808)    (10,309,524)
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from
   capital unit transactions          24,180           267,733           410,201       (1,741,158)          629,405         501,483
                                  ----------        ----------        ----------       ----------        ----------      ----------
Increase (decrease) in net assets    296,437           260,774           579,373          503,983         9,987,309       8,057,324
Net assets:
  Beginning of period              3,877,789         3,617,015         3,037,642       78,747,558        68,760,249      60,702,925
                                  ----------        ----------        ----------       ----------        ----------      ----------
  End of period                   $4,174,226        $3,877,789        $3,617,015      $79,251,541       $78,747,558     $68,760,249
                                  ==========        ==========        ==========       ==========        ==========      ==========


See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years ended December 31, 2000, 1999 and 1998

                                          GROWTH AND INCOME STOCK SUBACCOUNT                    CAPITAL APPRECIATION SUBACCOUNT

Operations:                            2000              1999             1998              2000             1999             1998
  Net investment income (loss)       $89,073           $46,461          $177,961        ($384,419)        ($295,486)      ($171,441)
  Net realized gain (loss) on
   security transactions           2,813,860         8,026,974         4,443,592        1,430,532         4,315,118       1,348,137
  Net change in unrealized
   appreciation or depreciation
   on investments                 (3,022,365)        6,432,344         7,377,335          428,664         4,111,612       4,151,868
                                 -----------       -----------        ----------       ----------        ----------      ----------
   Change in net assets from
    operations                      (119,432)       14,505,779        11,998,888        1,474,777         8,131,244       5,328,564
                                 -----------       -----------        ----------       ----------        ----------      ----------
Capital unit transactions (note 5):

  Proceeds from sale of units     17,856,770        17,312,510        15,135,142       13,180,893         7,912,873       7,807,048
  Cost of units repurchased      (15,159,431)      (14,188,868)      (11,770,989)      (7,182,551)       (6,897,886)     (5,420,620)
                                 -----------       -----------        ----------       ----------        ----------      ----------
   Change in net assets from
   capital unit transactions       2,697,339         3,123,642         3,364,153        5,998,342         1,014,987       2,386,428
                                 -----------       -----------        ----------       ----------        ----------      ----------
Increase (decrease) in net assets  2,577,907        17,629,421        15,363,041        7,473,119         9,146,231       7,714,992
Net assets:
  Beginning of period            102,321,100        84,691,679        69,328,638       42,211,969        33,065,738      25,350,746
                                 -----------       -----------        ----------       ----------        ----------      ----------
  End of period                 $104,899,007      $102,321,100       $84,691,679      $49,685,088       $42,211,969     $33,065,738
                                 ===========       ===========        ==========       ==========        ==========      ==========


                                               MID-CAP STOCK SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT

Operations:                            2000              1999*                              2000             1999             1998
  Net investment income (loss)       ($1,364)           $   --                           ($25,482)         ($28,458)        $42,688
  Net realized gain (loss) on
   security transactions               4,223                78                            439,882           123,807          48,738
  Net change in unrealized
   appreciation or depreciation
   on investments                     58,894               113                         (2,340,401)        1,926,801         608,851
                                    --------           -------                         ----------         ---------       ---------
   Change in net assets from
    operations                        61,753               191                         (1,926,001)        2,022,150         700,277
                                    --------           -------                         ----------         ---------       ---------
Capital unit transactions (note 5):

  Proceeds from sale of units        704,374             4,450                          4,215,595         1,876,821       1,897,345
  Cost of units repurchased          (52,707)              (80)                        (1,439,807)       (1,361,528)     (1,227,692)
                                    --------           -------                         ----------         ---------       ---------
   Change in net assets from
   capital unit transactions         651,667             4,370                          2,775,788           515,293         669,653
                                    --------           -------                         ----------         ---------       ---------
Increase (decrease) in net assets    713,420             4,561                            849,787         2,537,443       1,369,930
Net assets:
  Beginning of period                  4,561                --                          8,360,504         5,823,061       4,453,131
                                    --------           -------                         ----------         ---------       ---------
  End of period                     $717,981            $4,561                         $9,210,291        $8,360,504      $5,823,061
                                    ========           =======                         ==========         =========       =========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years ended December 31, 2000, 1999 and 1998

                                            GLOBAL GOVERNMENTS SUBACCOUNT                         EMERGING GROWTH SUBACCOUNT

Operations:                            2000              1999             1998              2000             1999             1998
  Net investment income (loss)       $24,177           $29,159            $2,334        ($156,570)         ($81,732)        ($3,274)
  Net realized gain (loss) on
   security transactions              (2,886)             (261)            1,726        1,524,419           251,008          74,675
  Net change in unrealized
   appreciation or depreciation
   on investments                      3,290           (57,288)           44,633       (5,430,518)        6,126,859       1,524,641
                                   ---------         ---------         ---------       ----------        ----------       ---------
   Change in net assets from
    operations                        24,581           (28,390)           48,693       (4,062,669)        6,296,135       1,596,042
                                   ---------         ---------         ---------       ----------        ----------       ---------
Capital unit transactions (note 5):

  Proceeds from sale of units         83,247           222,897            85,855        8,397,598         3,957,172       2,707,434
  Cost of units repurchased          (97,296)         (312,920)         (118,224)      (3,466,245)       (2,023,998)     (1,321,467)
                                   ---------         ---------         ---------       ----------        ----------       ---------
   Change in net assets from
   capital unit transactions         (14,049)          (90,023)          (32,369)       4,931,353         1,933,174       1,385,967
                                   ---------         ---------         ---------       ----------        ----------       ---------
Increase (decrease) in net assets     10,532          (118,413)           16,324          868,684         8,229,309       2,982,009
Net assets:
  Beginning of period                619,040           737,453           721,129       15,265,558         7,036,249       4,054,240
                                   ---------          --------         ---------       ----------        ----------       ---------
  End of period                     $629,572          $619,040          $737,453      $16,134,242       $15,265,558      $7,036,249
                                   =========         =========         =========       ==========        ==========       =========


                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT

Operations:                            2000              1999*                              2000             1999*
  Net investment income (loss)          ($77)           $   --                              ($310)           $   --
  Net realized gain (loss) on
   security transactions              (2,098)               --                             (8,601)               --
  Net change in unrealized
   appreciation or depreciation
   on investments                       (644)                3                             (8,672)               55
                                    --------           -------                           --------           -------
   Change in net assets from
    operations                        (2,819)                3                            (17,583)               55
                                    --------           -------                           --------           -------
Capital unit transactions (note 5):

  Proceeds from sale of units        110,501             1,075                            112,278             1,189
  Cost of units repurchased           (6,436)               (2)                           (15,526)               (6)
                                    --------           -------                           --------           -------
   Change in net assets from
   capital unit transactions         104,065             1,073                             96,752             1,183
                                    --------           -------                           --------           -------
Increase (decrease) in net assets    101,246             1,076                             79,169             1,238
Net assets:
  Beginning of period                  1,076                --                              1,238                --
                                    --------           -------                           --------           -------
  End of period                     $102,322            $1,076                            $80,407            $1,238
                                    ========           =======                           ========           =======


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.

(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount. The Ultra Series Treasury 2000 Fund liquidated on November 15, 2000.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies. T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account.
     Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 2000, was as follows:

     Money Market Fund............................................. $11,950,908
     Treasury 2000 Fund............................................       7,685
     Bond Fund.....................................................   1,005,037
     Balanced Fund.................................................   8,685,384
     Growth and Income Stock Fund..................................   9,938,622
     Capital Appreciation Stock Fund...............................   8,822,857
     Mid-Cap Stock Fund............................................     753,498
     International Stock Portfolio.................................   3,528,303
     Global Governments Series.....................................      82,255
     Emerging Growth Series........................................   7,397,151
     High Income Fund..............................................     152,010
     Developing Markets Fund.......................................     139,176

(5)  Unit Activity from Policy Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 2000, 1999 and 1998, were as follows:

                                          Money                    Treasury
                                         Market                      2000                     Bond                    Balanced
                                       Subaccount                 Subaccount               Subaccount                Subaccount
                                   -------------------        -------------------      -------------------       -------------------
                                    Type 1     Type 2         Type 1     Type 2*        Type 1     Type 2         Type 1     Type 2
     Outstanding at
       December 31, 1997           141,908         --         199,220                  114,927         --      1,568,974         --
     Sold                          236,364         --          52,984                   43,507         --        266,148         --
     Repurchased                  (190,395)        --         (50,435)                 (28,421)        --       (254,086)        --
                                  --------   --------         -------                  -------    -------       --------    -------
     Outstanding at
       December 31, 1998           187,877         --         201,769                  130,013         --      1,581,036         --
     Sold                          263,945         --          43,509                   42,671        107        318,708      8,386
     Repurchased                  (231,067)        --         (40,624)                 (33,099)        --       (305,776)      (116)
                                  --------   --------         -------                  -------    -------       --------    -------
     Outstanding at
       December 31, 1999           220,755         --         204,654                  139,585        107      1,593,968      8,270
     Sold                          450,205    426,805           2,390                   29,408     14,555        200,206    209,955
     Repurchased                  (484,331)  (103,011)       (207,044)                 (33,816)      (519)      (275,458)   (15,746)
                                  --------   --------         -------                  -------    -------       --------    -------
     Outstanding at
       December 31, 2000           186,629    323,794              --                  135,177     14,143      1,518,716    202,479
                                  ========   ========         =======                  =======    =======       ========    =======


                                                                   Capital
                                       Growth and               Appreciation                 Mid-Cap                International
                                      Income Stock                  Stock                     Stock                     Stock
                                       Subaccount                Subaccount                Subaccount                Subaccount
                                   -------------------        -------------------      -------------------       -------------------
                                    Type 1     Type 2         Type 1     Type 2         Type 1*    Type 2         Type 1     Type 2
     Outstanding at
       December 31, 1997         1,155,179         --       1,191,865         --                       --        361,206         --
     Sold                          233,645         --         340,862         --                       --        141,913         --
     Repurchased                  (181,819)        --        (235,746)        --                       --        (91,869)        --
                                  --------   --------        --------    -------                  -------        -------    -------
     Outstanding at
       December 31, 1998         1,207,005         --       1,296,981         --                       --        411,250         --
     Sold                          221,525      4,044         287,074      1,509                      447        125,998        504
     Repurchased                  (181,747)       (65)       (250,228)       (28)                      (8)       (90,747)        (7)
                                  --------   --------        --------    -------                  -------        -------    -------
     Outstanding at
       December 31, 1999         1,246,783      3,979       1,333,827      1,481                      439        446,501        497
                                   172,603    341,335         344,611    185,309                   60,291        206,728     57,534
     Repurchased                  (179,232)   (22,674)       (215,716)   (13,334)                  (4,447)       (79,979)    (6,421)
                                  --------   --------         -------    -------                  -------       --------    -------
     Outstanding at
       December 31, 2000         1,240,154    322,640       1,462,722    173,456                   56,283        573,250     51,610
                                  ========   ========        ========    =======                  =======        =======    =======



                                         Global                    Emerging                   High                   Developing
                                       Governments                  Growth                   Income                    Markets
                                       Subaccount                 Subaccount               Subaccount                Subaccount
                                   -------------------        -------------------      -------------------       -------------------
                                    Type 1     Type 2         Type 1     Type 2         Type 1*    Type 2         Type 1*    Type 2
     Outstanding at
       December 31, 1997            62,671         --         331,933         --                       --                        --
     Sold                            7,299         --         197,716         --                       --                        --
     Repurchased                   (10,044)        --         (96,508)        --                       --                        --
                                  --------   --------         -------    -------                  -------                   -------
     Outstanding at
       December 31, 1998            59,926         --         433,141         --                       --                        --
     Sold                           18,188        106         214,540        466                      107                       118
     Repurchased                   (26,138)        --        (111,422)       (12)                      --                        --
                                  --------   --------         -------    -------                  -------                   -------
     Outstanding at
       December 31, 1999            51,976        106         536,259        454                      107                       118
     Sold                            5,954      1,239         243,927    131,762                   11,254                    13,165
     Repurchased                    (8,011)      (145)       (121,459)   (10,851)                    (662)                   (1,946)
                                  --------   --------         -------    -------                  -------                   -------
     Outstanding at
       December 31, 2000            49,919      1,200         658,727    121,365                   10,699                    11,337
                                  ========   ========         =======    =======                  =======                   =======

*This fund not available in this product type.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                                                MONEY MARKET SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**
       Beginning of period        $19.99   $10.00         $19.24   $10.00         $18.47       $17.73        $17.05

       End of period               21.00    10.50          19.99    10.00          19.24        18.47         17.73

     Percentage increase
       (decrease) in unit
       value during period          5.1%     5.0%           3.9%     0.0%***        4.2%         4.1%          4.0%

     Number of units
       outstanding at
       end of period             186,629  323,794        220,755       --        187,877      141,908        97,454


                                                               TREASURY 2000 SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2*        Type 1   Type 2*

       Beginning of period         $9.29                   $9.09                   $8.53        $8.05         $7.95

       End of period                10.00****               9.29                    9.09         8.53          8.05

     Percentage increase
       (decrease) in unit
       value during period          7.6%                    2.2%                    6.6%         6.0%          1.3%

     Number of units
       outstanding at
       end of period                  --                 204,654                 201,769      199,220       196,670


                                                                    BOND SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**

       Beginning of period        $27.77   $10.00         $27.82   $10.00         $26.43       $24.82        $24.35

       End of period               29.76    10.72          27.77    10.00          27.82        26.43         24.82

     Percentage increase
       (decrease) in unit
       value during period          7.2%     7.2%         (0.2%)      0.0%***       5.3%         6.5%          1.9%

     Number of units
       outstanding at
       end of period             135,177   14,143        139,585      107        130,013      114,927        97,411



                                                                  BALANCED SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**
       Beginning of period        $49.35   $10.09         $43.49   $10.00         $38.69       $33.40        $30.41

       End of period               50.80    10.39          49.35    10.09          43.49        38.69         33.40

     Percentage increase
       (decrease) in unit
       value during period          2.9%     3.0%          13.5%      0.9%***      12.4%        15.8%          9.8%

     Number of units
       outstanding at
       end of period           1,518,716  202,479      1,593,968    8,270      1,581,036    1,568,974     1,567,551



                                                          GROWTH AND INCOME STOCK SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**

       Beginning of period        $82.04   $10.08         $70.17   $10.00         $60.02       $46.07        $38.09

       End of period               81.96    10.07          82.04    10.08          70.17        60.02         46.07

     Percentage increase
       (decrease) in unit
       value during period          (0.1%)   (0.1%)        16.9%      0.8%***      16.9%        30.3%         21.0%

     Number of units
       outstanding at
       end of period           1,240,154  322,640      1,246,783    3,979      1,207,005    1,155,179     1,036,605


                                                         CAPITAL APPRECIATION STOCK SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**

       Beginning of period        $31.64   $10.38         $25.49   $10.00         $21.27       $16.31        $13.55

       End of period               32.70    10.73          31.64    10.38          25.49        21.27         16.31

     Percentage increase
       (decrease) in unit
       value during period          3.4%     3.4%          24.1%      3.8%***      19.9%        30.4%         20.4%

     Number of units
       outstanding at
       end of period           1,462,722  173,456      1,333,827    1,481      1,296,981    1,191,865       953,534


                                                               MID-CAP STOCK SUBACCOUNT
                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2         Type 1* Type 2**

       Beginning of period                 $10.39                  $10.00

       End of period                        12.76                   10.39

     Percentage increase
       (decrease) in unit
       value during period                  22.8%                     3.9%***

     Number of units
       outstanding at
       end of period                       56,283                     439



                                                            INTERNATIONAL STOCK SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**
       Beginning of period        $18.71   $11.33         $14.16   $10.00         $12.33       $12.07        $10.61

       End of period               15.24     9.22          18.71    11.33          14.16        12.33         12.07

     Percentage increase
       (decrease) in unit
       value during period       (18.5%)  (18.6%)          32.1%     13.3%***      14.8%         2.2%         13.7%

     Number of units
       outstanding at
       end of period             573,250   51,610        446,501      497        411,250      361,206       216,089


                                                             GLOBAL GOVERNMENTS SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**

       Beginning of period        $11.89   $10.00         $12.31   $10.00         $11.51       $11.74        $11.39

       End of period               12.36    10.39          11.89    10.00          12.31        11.51         11.74

     Percentage increase
       (decrease) in unit
       value during period*         4.0%     3.9%         (3.4%)     0.0%***        6.9%       (2.0%)          3.1%

     Number of units
       outstanding at
       end of period              49,919    1,200         51,976      106         59,926       62,671        24,554


                                                              EMERGING GROWTH SUBACCOUNT
                                        2000                    1999                1998         1997         1996
                                  -----------------       -----------------         ----         ----         ----
     Net asset value:              Type 1   Type 2         Type 1  Type 2**

       Beginning of period        $28.46   $12.47         $16.24   $10.00         $12.21       $10.11        $10.00

       End of period               22.67     9.92          28.46    12.47          16.24        12.21         10.11

     Percentage increase
       (decrease) in unit
       value during period*      (20.3%)  (20.4%)          75.2%     24.7%***      33.0%        20.8%          1.1%

     Number of units
       outstanding at
       end of period             658,727  121,365        536,259      454        433,141      331,933       117,711


                                                                HIGH INCOME SUBACCOUNT
                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2         Type 1* Type 2**

       Beginning of period                 $10.03                  $10.00

       End of period                         9.56                   10.03

     Percentage increase
       (decrease) in unit
       value during period                 (4.7%)                     0.3%***

     Number of units
       outstanding at
       end of period                       10,699                     107


                                                             DEVELOPING MARKETS SUBACCOUNT
                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2         Type 1* Type 2**
       Beginning of period                 $10.53                  $10.00

       End of period                         7.09                   10.53

     Percentage increase
       (decrease) in unit
       value during period                (32.7%)                     5.3%***

     Number of units
       outstanding at
       end of period                       11,337                     118


     *This fund not available in this product type.

     **The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price. ***Not annualized.

     ****Price as of November 15, 2000 maturity date.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                        Report of Independent Accountants

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, International Stock, Global Governments, Emerging Growth, High Income and Developing Markets Subaccounts) as of December 31, 2000, the results of each of their operations and the changes in each of their net assets for the year then ended and the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion. The financial statements of the CUNA Mutual Life Variable Account for the year ended December 31, 1998 were audited by other independent accountants whose report dated February 5, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 9, 2001